Earnings Per Share - Additional Information (Detail) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share [Abstract]
Anti-dilutive securities excluded from computation of diluted shares	0.3		1.2